Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005499
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	Investor Class
Trading Symbol	TRRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - Investor Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. This is a retirement balanced fund, and its neutral allocations will remain static over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,300	10,232	10,249
2016	10,211	9,908	10,113
2017	10,604	10,008	10,394
2017	10,849	10,158	10,587
2017	11,056	10,283	10,754
2017	11,300	10,227	10,989
2018	11,360	10,059	11,001
2018	11,382	10,120	11,056
2018	11,597	10,175	11,247
2018	11,270	10,089	10,986
2019	11,591	10,378	11,245
2019	11,713	10,768	11,382
2019	12,119	11,210	11,801
2019	12,454	11,178	12,085
2020	12,353	11,590	12,038
2020	12,363	11,781	12,186
2020	13,327	11,936	12,786
2020	13,778	11,992	13,095
2021	14,294	11,750	13,264
2021	14,895	11,734	13,610
2021	15,264	11,925	13,916
2021	15,101	11,854	13,811
2022	14,682	11,440	13,458
2022	13,983	10,769	12,844
2022	13,524	10,552	12,509
2022	13,601	10,332	12,568
2023	13,606	10,328	12,647
2023	13,818	10,538	12,869
2023	14,168	10,426	13,102
2023	14,303	10,454	13,207
2024	15,071	10,671	13,803
2024	15,387	10,676	14,022
2024	16,033	11,187	14,681
2024	16,339	11,173	14,842
2025	16,421	11,291	14,971
2025	16,541	11,258	15,131
2025	17,251	11,538	15,775
2025	17,735	11,809	16,253
2026	18,357	11,998	16,737
2026	18,715	11,836	17,036

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement Balanced Fund (Investor Class)	13.14%	4.67%	6.47%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	4.59	5.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,220,259,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 9,116,000
InvestmentCompanyPortfolioTurnover	20.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,220,259 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	42.6%
Domestic Equity Funds	30.2
International Bond Funds	15.2
International Equity Funds	10.7
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	16.3
T. Rowe Price Growth Stock Fund	6.4
T. Rowe Price International Bond Fund (USD Hedged)	6.3
T. Rowe Price Value Fund	6.1
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.8
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price U.S. Large-Cap Core Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005500
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	Advisor Class
Trading Symbol	PARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - Advisor Class	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. This is a retirement balanced fund, and its neutral allocations will remain static over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,294	10,232	10,249
2016	10,198	9,908	10,113
2017	10,584	10,008	10,394
2017	10,822	10,158	10,587
2017	11,021	10,283	10,754
2017	11,257	10,227	10,989
2018	11,310	10,059	11,001
2018	11,325	10,120	11,056
2018	11,531	10,175	11,247
2018	11,203	10,089	10,986
2019	11,516	10,378	11,245
2019	11,621	10,768	11,382
2019	12,025	11,210	11,801
2019	12,349	11,178	12,085
2020	12,241	11,590	12,038
2020	12,236	11,781	12,186
2020	13,181	11,936	12,786
2020	13,627	11,992	13,095
2021	14,128	11,750	13,264
2021	14,712	11,734	13,610
2021	15,067	11,925	13,916
2021	14,888	11,854	13,811
2022	14,475	11,440	13,458
2022	13,778	10,769	12,844
2022	13,317	10,552	12,509
2022	13,385	10,332	12,568
2023	13,383	10,328	12,647
2023	13,572	10,538	12,869
2023	13,918	10,426	13,102
2023	14,041	10,454	13,207
2024	14,774	10,671	13,803
2024	15,086	10,676	14,022
2024	15,710	11,187	14,681
2024	16,000	11,173	14,842
2025	16,070	11,291	14,971
2025	16,178	11,258	15,131
2025	16,861	11,538	15,775
2025	17,323	11,809	16,253
2026	17,920	11,998	16,737
2026	18,257	11,836	17,036

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement Balanced Fund (Advisor Class)	12.86%	4.41%	6.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	4.59	5.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,220,259,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 9,116,000
InvestmentCompanyPortfolioTurnover	20.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,220,259 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	42.6%
Domestic Equity Funds	30.2
International Bond Funds	15.2
International Equity Funds	10.7
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	16.3
T. Rowe Price Growth Stock Fund	6.4
T. Rowe Price International Bond Fund (USD Hedged)	6.3
T. Rowe Price Value Fund	6.1
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.8
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price U.S. Large-Cap Core Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005501
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	R Class
Trading Symbol	RRTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - R Class	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. This is a retirement balanced fund, and its neutral allocations will remain static over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,287	10,232	10,249
2016	10,185	9,908	10,113
2017	10,564	10,008	10,394
2017	10,795	10,158	10,587
2017	10,987	10,283	10,754
2017	11,215	10,227	10,989
2018	11,262	10,059	11,001
2018	11,269	10,120	11,056
2018	11,467	10,175	11,247
2018	11,129	10,089	10,986
2019	11,433	10,378	11,245
2019	11,531	10,768	11,382
2019	11,925	11,210	11,801
2019	12,239	11,178	12,085
2020	12,125	11,590	12,038
2020	12,112	11,781	12,186
2020	13,041	11,936	12,786
2020	13,474	11,992	13,095
2021	13,962	11,750	13,264
2021	14,530	11,734	13,610
2021	14,873	11,925	13,916
2021	14,687	11,854	13,811
2022	14,271	11,440	13,458
2022	13,565	10,769	12,844
2022	13,102	10,552	12,509
2022	13,171	10,332	12,568
2023	13,161	10,328	12,647
2023	13,338	10,538	12,869
2023	13,670	10,426	13,102
2023	13,771	10,454	13,207
2024	14,493	10,671	13,803
2024	14,790	10,676	14,022
2024	15,392	11,187	14,681
2024	15,667	11,173	14,842
2025	15,726	11,291	14,971
2025	15,809	11,258	15,131
2025	16,479	11,538	15,775
2025	16,921	11,809	16,253
2026	17,481	11,998	16,737
2026	17,811	11,836	17,036

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement Balanced Fund (R Class)	12.66%	4.16%	5.94%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	4.59	5.47

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,220,259,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 9,116,000
InvestmentCompanyPortfolioTurnover	20.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,220,259 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	42.6%
Domestic Equity Funds	30.2
International Bond Funds	15.2
International Equity Funds	10.7
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	16.3
T. Rowe Price Growth Stock Fund	6.4
T. Rowe Price International Bond Fund (USD Hedged)	6.3
T. Rowe Price Value Fund	6.1
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.8
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price U.S. Large-Cap Core Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244824
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	I Class
Trading Symbol	TRJWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - I Class	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. This is a retirement balanced fund, and its neutral allocations will remain static over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	513,302	512,174	513,597
2/29/24	541,149	522,826	536,763
5/31/24	553,126	523,046	545,292
8/31/24	576,577	548,095	570,912
11/30/24	587,791	547,386	577,163
2/28/25	590,998	553,193	582,184
5/31/25	595,096	551,599	588,404
8/31/25	621,304	565,284	613,450
11/30/25	638,951	578,594	632,050
2/28/26	661,716	587,826	650,873
5/31/26	674,833	579,914	662,475

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement Balanced Fund (I Class)	13.40%	12.50%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	6.00
S&P Target Date Retirement Income Index (Strategy Benchmark)	12.59	11.68

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,220,259,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 9,116,000
InvestmentCompanyPortfolioTurnover	20.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,220,259 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	42.6%
Domestic Equity Funds	30.2
International Bond Funds	15.2
International Equity Funds	10.7
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	16.3
T. Rowe Price Growth Stock Fund	6.4
T. Rowe Price International Bond Fund (USD Hedged)	6.3
T. Rowe Price Value Fund	6.1
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.8
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price U.S. Large-Cap Core Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless